Comprehensive Statements of Earnings (Loss) and Comprehensive Earnings (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of comprehensive income [abstract]
Revenue	$ 40,978,001	$ 11,925,381	$ 93,145,810	$ 34,839,798
Cost of sales	44,797,649	13,152,702	101,328,397	36,974,147
Gross loss	(3,819,648)	(1,227,321)	(8,182,587)	(2,134,349)
Administrative expenses	12,165,843	9,969,149	34,846,047	66,241,280
Selling expenses	5,232,860	5,208,478	17,330,842	22,930,325
Transaction costs	0	0	0	13,654,851
Operating loss	(21,218,351)	(16,404,948)	(60,359,476)	(104,960,805)
Finance costs	1,500,302	229,494	1,846,751	7,138,518
Foreign exchange loss (gain)	2,124,168	(1,223,617)	1,414,128	(1,299,708)
Change in fair value of share warrant obligations	(7,643,140)	(138,423,798)	(86,033,933)	(39,208,584)
Net earnings (loss)	(17,199,681)	123,012,973	22,413,578	(71,591,031)
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	(17,006,234)	1,003,693	(21,832,655)	(2,016,700)
Comprehensive Earnings (Loss)	$ (34,205,915)	$ 124,016,666	$ 580,923	$ (73,607,731)
Earnings (Loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.09)	$ 0.65	$ 0.12	$ (0.47)
Diluted earnings (loss) per share (in dollars per share)	$ (0.09)	$ 0.60	$ 0.11	$ (0.47)